EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY
EQUITY

13.    EQUITY

Pursuant to the Wheels Up Experience Inc. certificate of incorporation, which was filed on June 23, 2021, we are authorized to issue 2,500,000,000 shares of Class A common stock, with a par value of $0.0001 per share, and 25,000,000 shares of preferred stock, par value $0.0001 per share. Holders of Class A common stock are entitled to one vote per each share.

In January 2021, WUP issued common interests that, following conversion in the Business Combination, represented 3,968,900 common shares issued at $7.60 per share as part of the acquisition of Mountain Aviation (see Note 6).